CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2019	$ 116,846	$ 81,833	$ 7,305	$ 286	$ 16,026	$ 1,010	$ 7,876	$ (2,017)	$ 382	$ 30,868	$ 4,145
Changes in period:
Net income attributable to shareholders	(949)
Non-controlling interests	(701)
Net income (loss)	(1,650)
Other comprehensive income (loss)	(1,484)						(58)	(1,271)	(155)
Other comprehensive income (loss)	(4,323)
Other comprehensive income	(5,807)
Comprehensive income, attributable to owners of parent	(2,433)						(58)	(1,271)	(155)
Comprehensive income, attributable to non-controlling interests	(5,024)
Comprehensive income	(7,457)
Shareholder distributions
Preferred equity	(71)				71					(71)
Non-controlling interests	(3,465)	(3,465)
Other items
Issue of equity	6,707	6,897	40	(48)	(182)					(190)	0
Share-based compensation	(1)	0		29	(30)					(1)
Ownership changes	(1,130)	(1,245)			292	168	(369)	63	(39)	115
Total change in period	(5,780)	(2,837)	40	(19)	(1,303)	168	(427)	(1,208)	(194)	(2,943)	0
Ending balance at Jun. 30, 2020	111,066	78,996	7,345	267	14,723	1,178	7,449	(3,225)	188	27,925	4,145
Other items
Common equity	(363)				363					(363)
Beginning balance (Previously stated) at Mar. 31, 2020	112,447	79,637	7,344	258	15,462	1,024	7,823	(3,351)	105	28,665
Changes in period:
Net income attributable to shareholders	(656)
Non-controlling interests	(837)
Net income (loss)	(1,493)
Other comprehensive income (loss)	124						(38)	48	114
Other comprehensive income (loss)	422
Other comprehensive income	546
Comprehensive income, attributable to owners of parent	(532)						(38)	48	114
Comprehensive income, attributable to non-controlling interests	(415)
Comprehensive income	(947)
Shareholder distributions
Preferred equity	(36)				(36)					(36)
Non-controlling interests	(1,308)	(1,308)
Other items
Issue of equity	1,460	1,537	1	(5)	(73)					(77)	0
Share-based compensation	14	0		14	0					14
Ownership changes	(383)	(455)			207	154	(336)	78	(31)	72
Total change in period	(1,381)	(641)	1	9	(739)	154	(374)	126	83	(740)	0
Ending balance at Jun. 30, 2020	111,066	78,996	7,345	267	14,723	1,178	7,449	(3,225)	188	27,925	4,145
Other items
Common equity	(181)				(181)					(181)
Beginning balance (Previously stated) at Dec. 31, 2020	122,642	86,804	7,368	285	15,178	2,691	7,530	(2,133)	774	31,693	4,145
Beginning balance at Dec. 31, 2020	122,642	86,804								31,693	4,145
Changes in period:
Net income attributable to shareholders	2,051
Non-controlling interests	4,154
Net income (loss)	6,205
Other comprehensive income (loss)	230						(116)	93	253
Other comprehensive income (loss)	147
Other comprehensive income	377
Comprehensive income, attributable to owners of parent	2,281						(116)	93	253
Comprehensive income, attributable to non-controlling interests	4,301
Comprehensive income	6,582
Shareholder distributions
Preferred equity	(75)				(75)					(75)
Non-controlling interests	(5,350)	(5,350)
Other items
Issue of equity	2,503	2,791	17	(17)	(288)					(288)	0
Share-based compensation	30	0		34	(4)					30
Ownership changes	535	(123)			236	904	(628)	161	(15)	658
Total change in period	3,295	1,619	17	17	990	904	(744)	254	238	1,676	0
Ending balance at Jun. 30, 2021	125,937	88,423	7,385	302	16,168	3,595	6,786	(1,879)	1,012	33,369	4,145
Other items
Common equity	(930)				(930)					(930)
Beginning balance (Previously stated) at Mar. 31, 2021	125,934	88,836	7,392	289	16,093	3,558	7,159	(2,467)	929	32,953	4,145
Changes in period:
Net income attributable to shareholders	816
Non-controlling interests	1,613
Net income (loss)	2,429
Other comprehensive income (loss)	508						(35)	468	75
Other comprehensive income (loss)	896
Other comprehensive income	1,404
Comprehensive income, attributable to owners of parent	1,324						(35)	468	75
Comprehensive income, attributable to non-controlling interests	2,509
Comprehensive income	3,833
Shareholder distributions
Preferred equity	(38)				(38)					(38)
Non-controlling interests	(2,823)	(2,823)
Other items
Issue of equity	(343)	(125)	(7)	(3)	(208)					(218)	0
Share-based compensation	19	0		16	3					19
Ownership changes	89	26			236	37	(338)	120	8	63
Total change in period	3	(413)	(7)	13	75	37	(373)	588	83	416	0
Ending balance at Jun. 30, 2021	125,937	$ 88,423	$ 7,385	$ 302	16,168	$ 3,595	$ 6,786	$ (1,879)	$ 1,012	33,369	$ 4,145
Other items
Common equity	$ (734)				$ (734)					$ (734)